STOCK BASED COMPENSATION - Weighted average assumptions (Details)	6 Months Ended
Jun. 30, 2022 $ / shares
STOCK BASED COMPENSATION
Expected volatility	106.00%
Risk-free interest rate	2.70%
Expected dividend yield	0.00%
Expected life of options in years	6 years 10 months 24 days
Exercise Price	$ 17.50
Fair value of common stock	15.38
Estimated fair value of option	$ 12.92